Fair Value Measurements - Key inputs used in available-for-sale investments in particle valuation (Details) - Available-for-sale Securities - Level 3	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lack of marketability discount ("DLOM")
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.20	0.25	0.05
Volatility
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.490	0.553	0.457